Revenue (Tables)	12 Months Ended
Sep. 30, 2021
Revenue
Schedule of the revenue

			Nine months
	Year ended 30	Year ended 30	ended 30
	September	September	September
	2021	2020	2019
	$	$	$

Quantum Cloud – provision of services	47,910	—	—